SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 12 - SEGMENT INFORMATION

We are a United States based company providing advanced technology products to various industries. The principal markets for our products are North America, Europe, and Asia.  All of our operating long-lived assets are located in the United States. We operate in one segment.

Total net revenues from customer geographical segments are as follows for the six months ended August 31, 2011 and 2010:

	2011	2010

United States	$1,073,437	$833,593
Canada	393,554	430,786
Europe	52,524	6,580
Asia	29,487	307,008
Other	17,768	7,500
Total	$1,566,770	$1,585,467

NOTE 14 - SEGMENT INFORMATION

We are a United States based company providing advanced technology products to various industries. The principal markets for our products are North America, Europe, and Asia.  All of our operating long-lived assets are located in the United States. We operate in one segment.

Total net revenues from customer geographical segments are as follows for the years ended February 28, 2011 and February 28, 2010:

	2011	2010
United States	$1,866,723	$2,405,709
Canada	842,780	280,501
Europe	76,876	51,117
Asia	653,580	477,465
Total	$3,439,959	$3,214,792